Employee benefits	12 Months Ended
Dec. 31, 2017
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Employee benefits
28.	Employee benefits

	31 December 2017	31 December 2016
Retirement pay liability provision	149,449	120,755
Unused vacation provision	48,217	43,798

	197,666	164,553

Provision for annual leave

As 31 December 2017 and 2016, provision for annual leave amounted to TL 48,217 and TL 43,798, respectively.

Provision for employee termination benefits

Movements in provision for employee termination benefits are as follows:

	2017	2016
1 January	120,755	74,435
Service cost	32,696	25,933
Remeasurements	3,738	34,532
Interest expense	13,877	8,361
Benefit payments	(21,617)	(22,506)

31 December	149,449	120,755

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2017	Discount Rate			Inflation Rate

Sensivity Level	1% increase		1% decrease	1% increase	1% decrease
Change in assumption	(14.6%	)	18.1%	18.3%	(14.3%	)

Impact on provision for employee termination benefits	(21,820)		27,050	27,349	(21,371)

31 December 2016	Discount Rate			Inflation Rate

Sensivity Level	1% increase		1% decrease	1% increase	1% decrease
Change in assumption	(14.7%	)	18.1%	18.6%	(15.1%	)

Impact on provision for employee termination benefits	(17,751)		21,857	22,460	(18,234)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

Defined contribution plans

Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group incurred TL 8,107, TL 7,722 and TL 8,364 in relation to defined contribution retirement plan for the years ended 31 December 2017, 2016 and 2015, respectively.

Share based payments

The Group has a share performance based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with BIST-30 and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan.

As of 31 December 2017, the Group recognized expenses of TL 29,413 regarding this plan (31 December 2016: None).